COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6 – COMMITMENTS

1.	On January 26, 2023, the Company entered into an Advisory Agreement with a consultant for a period of ninety days which may be extended for any term mutually acceptable to the parties thereto. According to the agreement, the consultant shall serve as an advisor to the Company in connection with pursuing and evaluating entering into an equity purchase agreement (the “Equity Purchase Agreement”) with an institutional investor. The Company shall pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under the Equity Purchase Agreement to be paid within five working days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee shall be 5%. On July 20, 2023, the Company and the consultant extended the term of the agreement until October 12, 2023. As of September 30, 2023 no such Success Fee was paid or accrued for.

NOTE 6 – COMMITMENT AND CONTINGENT LIABILITIES

A.	Save Foods Ltd. is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company shall pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and from the seventh year onwards the Company shall pay 5% of up to 100% of the amount of grants received plus interest at LIBOR. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA. As of December 31, 2022 and 2021, the contingent liabilities with respect to grants received from the IIA, subject to repayment under these royalty agreements on future sales is $ 155,765, not including interest.

B.	On September 22, 2020, the Company entered into a non-exclusive Commission Agreement with Earthbound Technologies, LLC (“EBT”) for a period of 12 months, according to which EBT will introduce the Company to potential clients, pre-approved by the Company (“Introduced Parties”) and will assist the Company in finalizing commercial agreements with the Introduced Parties. In consideration for its services, the Company agreed to pay EBT 12.5% of the net revenues generated from Introduced Parties (during the agreement period and within 18 months following the termination of the agreement) up to a total aggregated amount of $2,000,000, provided that the compensation shall not exceed 25% of the Company’s gross profit under the given commercial agreement signed with the Introduced Party. In addition, in the event that the aggregated net revenues generated from Introduces Parties were to exceed $500,000, and subject to the approval of the Board, the Company was to issue to EBT 1,021 options to purchase 1,021 shares of Common Stock at an exercise price of $58.80 per share. In the event that certain additional events detailed in the agreement were to occur, the Company will also issue to EBT, subject to the approval of the Board, an additional 1,021 options to purchase 1,021 shares of Common Stock at an exercise price of $58.80 per share. Such additional events have not occurred as of balance sheet date.

C.	On June 1, 2021 the Company terminated its October 10, 2018, consulting agreements with two of its consultants and signed new consulting agreements with the parties. According to the agreements, the consultants shall provide the Company with business development and strategic consulting services including ongoing consulting for the Company, board and management. The agreement shall be effective until terminated by each of the parties by giving a 30 days prior notice. Based on the agreements the Company would pay each a monthly fee of $13,000, and $2,000 as monthly reimbursement of expenses. In addition, the Company agreed to grant the consultants with signing bonuses in the amounts of $150,000 and $250,000 net of the outstanding debt of the Company to the consultants based on their October 10, 2018 agreements in the amount of $33,000 each. In addition, the Company agreed to pay the consultants 5% of any gain generated by the Company exceeding an initial gain of 25% due to any sale, disposition or exclusive license of activities, securities, business, or similar events initiated by each the consultants. In addition, each consultant shall be entitled to a special bonus upon business opportunities or upon other events he assisted with (“Consultant Engagements”), authorized by the CEO or the Chairman of the Board. The special bonus shall not exceed two times each consultant monthly fee. As of the date of the financial statements no bonus was recorded as no such Consultant Engagements were executed.

D.	On August 18, 2021 and on October 5, 2021, the Company signed consulting agreements with two of its consultants according to which the consultants will serve as members of the scientific advisory board of the Company and shall provide the Company with ongoing business consulting services. Based on the agreements, the Company will pay the consultants an hourly fee of NIS 500 (approximately $155) with maximum of 15 hour per months, each, unless agreed upon otherwise. The consultants will also be issued, subject to the approval of the Board of Directors of the Company, such number of shares of restricted common stock of the Company as is customarily issued to other directors of the Company. The agreement shall be in effect unless terminated by either one on the parties at any time upon 60 days prior notice. The terms of the grant have not yet been determined.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)